SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2016 vote / shares shares	Dec. 31, 2015 shares
Class of Stock
Common stock shares reserved for issuance under incentive plans (in shares)	61,200,000
Minimum
Class of Stock
Non-voting capital stock ownership threshold (percentage)	80.10%
Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	1
Common stock, outstanding shares	45,797,402	38,343,333
Class B Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	10
Common stock, outstanding shares	209,919,402	209,919,402
Class C Common Stock
Class of Stock
Number of votes for each share of common stock | vote / shares	0
Common stock, outstanding shares	0	0
Class C Common Stock | Delaware
Class of Stock
Fractional votes for each share of common stock | vote / shares	0.01
IAC | Common Stock
Class of Stock
Common stock, outstanding shares	1,000,000
Percentage of ownership by IAC	2.10%
IAC | Class B Common Stock
Class of Stock
Common stock, outstanding shares	209,900,000
Percentage of ownership by IAC	100.00%
IAC | Match Group, Inc.
Class of Stock
Percentage of ownership by IAC	82.50%
Percentage of voting rights held by IAC	97.90%